Annual Total Returns - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Fund - Fidelity Series Emerging Markets Debt Fund
Mar. 01, 2024
Bar Chart Table:
Annual Return 2014	1.87%
Annual Return 2015	1.51%
Annual Return 2016	15.70%
Annual Return 2017	10.66%
Annual Return 2018	(4.66%)
Annual Return 2019	10.46%
Annual Return 2020	4.75%
Annual Return 2021	(0.60%)
Annual Return 2022	(14.45%)
Annual Return 2023	12.47%